Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
The following table reflects the continuity of warrants as at December 31, 2021 and December 31, 202

The following table reflects the continuity of warrants as at December 31, 2021 and December 31, 2020:

	December 31, 2021		December 31, 2020
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Beginning balance	-	$-	7,444,961	$2.03
Granted	-	-	-	-
Exercised	-	-	(3,109,589)	(0.88)
Expired	-	-	(4,335,372)	(2.86)
Ending balance	-	$-	-	$-